INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2012
INVENTORIES, NET
Schedule of inventories

	As of December 31, 2011	As of December 31, 2012
Raw materials	$54,001	$75,101
Work in progress	88,941	78,955
Finished goods	110,577	64,843
	253,519	218,899
Less: write-down of inventory value	(11,279)	(13,670)
	$242,240	$205,229